Note 17 - Financial Instruments (Details) - Valuation of Financial Instruments (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Note 17 - Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value of derivative financial instruments	$ 7,157
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Note 17 - Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value of derivative financial instruments	1,134	1,697
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Note 17 - Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value of derivative financial instruments	7,157
Interest Rate Swap [Member]
Note 17 - Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value of derivative financial instruments	1,134	1,697
Warrant [Member]
Note 17 - Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value of derivative financial instruments	$ 7,157